Expense Example - FidelityBalancedFund-RetailPRO - FidelityBalancedFund-RetailPRO - Fidelity Balanced Fund - Fidelity Balanced Fund	Oct. 30, 2024 USD ($)
Expense Example:
1 year	$ 48
3 years	151
5 years	263
10 years	$ 591